Loans and borrowings	12 Months Ended
Dec. 31, 2025
Loans and borrowings.
Loans and borrowings
22	Loans and borrowings

	As at December 31,
	2024	2025
	RMB’000	RMB’000
Non-current liabilities
Borrowings from a non-controlling interest shareholder	4,310	2,210
Equity Linked Securities -liability component (Note 29)	—	2,406,744
Bank loans (i)	—	3,006,462
	4,310	5,415,416
Current liabilities
Current portion of borrowings from a non-controlling interest shareholder	2,155	2,211
Equity Linked Securities - liability component (Note 29)	—	8,923
Bank loans (i)	—	966,789
Other borrowings (ii)	564,800	773,095

	566,955	1,751,018

Notes:

(i)	As at December 31, 2025, bank loans carried a weighted average effective interest rate ranging from 0.7% to 7.64% and will mature during the years from 2026 to 2032.

Bank loans with a carrying amount of RMB3,452,000,000 were secured by certain interests in an equity-accounted investee.

(ii)

During the year ended December 31, 2025, the Group obtained certain bank facilities repayable in form of letters of credit to a bank with an aggregate amount of RMB777,422,000 (December 31, 2024: RMB575,578,000) and interest rates ranging from 1.05% to 1.45% (December 31, 2024: 2.07% to 2.20%). The letters of credit had a maturity less than 12 months as at December 31, 2025.